Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions
Allocation of purchase price

	2015 Acquisition Activity
					Finite-Lived
					Intangible-Asset
(Millions)	Capital	Polypore Separations			Weighted-Average
Asset (Liability)	Safety	Media (Membrana)	Other	Total	Lives (Years)
Accounts receivable	$66	$30	$7	$103
Inventory	63	35	4	102
Other current assets	10	1	1	12
Property, plant, and equipment	36	128	7	171
Purchased finite-lived intangible assets:
Customer related intangible assets	445	270	40	755	16
Patents	44	11	7	62	7
Other technology-based intangible assets	85	42	1	128	7
Definite-lived tradenames	26	6	1	33	16
Other amortizable intangible assets	—	—	2	2	4
Purchased indefinite-lived intangible assets	520	—	—	520
Purchased goodwill	1,764	636	95	2,495
Accounts payable and other liabilities, net of other assets	(105)	(122)	(5)	(232)
Interest bearing debt	(766)	—	—	(766)
Deferred tax asset/(liability)	(464)	—	(7)	(471)

Net assets acquired	$1,724	$1,037	$153	$2,914

Supplemental information:
Cash paid	$1,758	$1,037	$154	$2,949
Less: Cash acquired	34	—	1	35
Cash paid, net of cash acquired	$1,724	$1,037	$153	$2,914